Shareholder Report, Holdings (Details) - Northeast Investors Trust	Mar. 31, 2025
Technology
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Building Products
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Diversified Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Industrial Service / Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy/Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pyxus Holdco, Inc. 8.5%, 12/31/27
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Spirit Aerosystems Inc. 9.375%, 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mallinckrodt 14.75%, 11/14/28
Holdings [Line Items]
Percent of Net Asset Value	4.10%
KB Home 7.25%, 7/15/30
Holdings [Line Items]
Percent of Net Asset Value	4.00%
XPO Logistics, Inc. 6.25%, 6/1/28
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Western Digital Corp. 4.75%, 2/15/26
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SS&C Technologies 5.5%, 9/30/27
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Performance Food Group 5.5%, 10/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Comstock Resources, Inc. 6.75%, 3/01/29
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Tidewater, Inc. 8.5%, 11/16/26
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Corporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
GDP-Linked Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Net Other Assets (Liabilities)
Holdings [Line Items]
Percent of Net Asset Value	1.20%